Summary of Significant Accounting Policies - Narrative - Fair Value of Financial Instruments (Detail) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value	$ 501,954,042	$ 502,143,306	$ 948,557,074
Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable, fair value	1,096,206,883	1,042,358,884	1,011,004,179
Reported Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value	$ 1,050,210,840	$ 1,050,155,743	$ 993,405,862